Consolidated Balance Sheets $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Current Assets
Cash and cash equivalents	$ 1,342,667,000	$ 47,816	$ 1,023,874,000
Accounts receivable, net	9,287,000	331	15,120,000
Other receivables	25,489,000	908	4,654,000
Current income tax assets	571,000	20	982,000
Prepayments	53,963,000	1,922	50,984,000
Current assets	1,431,977,000	50,997	1,095,614,000
Non-current Assets
Property, plant and equipment	124,499,000	4,434	61,683,000
Right-of-use assets	65,554,000	2,334	107,611,000
Intangible assets	1,002,000	36	1,802,000
Deferred income tax assets		0	76,000
Other non-current assets	126,429,000	4,502	119,192,000
Non-current assets	317,484,000	11,306	290,364,000
Total Assets	1,749,461,000	62,303	1,385,978,000
Current Liabilities
Short-term borrowings	16,000,000	570	46,000,000
Other payables	189,141,000	6,736	131,064,000
Current income tax liabilities	31,000	1	0
Current lease liabilities	25,097,000	894	63,435,000
Other current liabilities	117,858,000	4,197	316,198,000
Current liabilities	348,127,000	12,398	556,697,000
Non-current Liabilities
Non-current contract liabilities	10,286,000	366	10,760,000
Long-term borrowings	469,076,000	16,705	55,508,000
Provisions for liabilities - non-current	6,432,000	229	6,432,000
Non-current lease liabilities	42,024,000	1,496	29,074,000
Other non-current liabilities	10,189,000	363	5,597,000
Non-current liabilities	538,007,000	19,159	107,371,000
Total Liabilities	886,134,000	31,557	664,068,000
Equity attributable to owners of parent
Common shares	841,549,000	29,970	741,939,000
Capital surplus	2,300,541,000	81,928	1,705,324,000
Accumulated deficit	(2,699,974,000)	(96,153)	(1,717,775,000)
Other equity interest	(4,194,000)	(149)	(7,578,000)
Equity attributable to owners of parent	437,922,000	15,596	721,910,000
Non-controlling interests	425,405,000	15,150	0
Total Equity	863,327,000	30,746	721,910,000
Total Liabilities and Equity	$ 1,749,461,000	$ 62,303	$ 1,385,978,000